Long-Term Debt - Revolving Credit Facilities - Additional Information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2023 vessel	Dec. 31, 2023 lease	Dec. 31, 2023 credit_facility	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Reduction in 2020				$ 108.1
Reduction in 2021				371.2
Number of vessels	42	10
Minimum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	2.11%
Maximum
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	3.45%
Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Number of credit facilities | credit_facility			1
Borrowings provided under revolving credit facilities				350.0	$ 295.0
Undrawn amount of revolving credit facilities				$ 160.0	$ 45.0
Line of Credit | Revolving Credit Facility | Secured Overnight Financing Rate (SOFR) Overnight Index Swap Rate
Debt Instrument [Line Items]
Basis spread on variable rate (as a percent)	1.45%